Share capital (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ordinary share capital
Shares issued	3,858,408,466	3,858,408,466
Par value of shares	$ 0.10
Share capital	$ 385,840,846.60
Conditional share capital
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	$ 38,000,000
Conversion share capital
Additional capital available for mandatory conversion of claims arising upon occurrence of one or more trigger events	700,000,000
Value of additional capital available for mandatory conversion of claims arising upon occurrence of one or more trigger events	$ 70,000,000
Authorized share capital
Shares issued held by parent entity	100.00%